COMMON SHARES - Reconciliation (Details) - CAD CAD in Millions		1 Months Ended		12 Months Ended
	Nov. 16, 2016	Jan. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Shares
Outstanding at the beginning of the period (in shares)		703,000,000		703,000,000
Exercise of options (in shares)				1,683
Repurchase of shares (in shares)		(305,407)	(6,784,738)
Issued under public offerings (in shares)	60,200,000
Outstanding at the end of the period (in shares)			703,000,000	864,000,000	703,000,000
Amount
Outstanding at the beginning of the period		CAD 12,102		CAD 12,102
Repurchase of shares		CAD (14)	CAD (294)
Outstanding at the end of the period			CAD 12,102	CAD 20,099	CAD 12,102
Weighted Average Common Shares Outstanding
Basic (in shares)				759,000,000	709,000,000	708,000,000
Diluted (in shares)				760,000,000	709,000,000	710,000,000
Common Shares
Number of Shares
Outstanding at the beginning of the period (in shares)		702,614,000		702,614,000	708,662,000	707,441,000
Exercise of options (in shares)				1,683,000	737,000	1,221,000
Repurchase of shares (in shares)				(305,000)	(6,785,000)
Issued under public offerings (in shares)				156,825,000
Dividend reinvestment and share purchase plan (in shares)				2,942,000
Outstanding at the end of the period (in shares)			702,614,000	863,759,000	702,614,000	708,662,000
Amount
Outstanding at the beginning of the period		CAD 12,102		CAD 12,102	CAD 12,202	CAD 12,149
Exercise of options				74	30	53
Repurchase of shares		CAD (6)	CAD (130)	(6)	(130)	0
Gross proceeds from public offering of preferred shares				7,752	0	0
Dividend reinvestment and share purchase plan				177	0	0
Outstanding at the end of the period			CAD 12,102	CAD 20,099	CAD 12,102	CAD 12,202
Weighted Average Common Shares Outstanding
Basic (in shares)				759,000,000	709,000,000	708,000,000
Diluted (in shares)				760,000,000	709,000,000	710,000,000